Principal accounting policies (Narrative) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Provision for Doubtful Accounts, Net of Reversals	¥ 13,737		¥ 11,672
Cost-method Investments, Other than Temporary Impairment	142,125		6,119
Impairment of long-lived assets	30,000
Business tax and related surcharges	37,067		23,075	¥ 10,027
Advertising expenses	2,040,020		1,811,852	451,172
Face value of discount coupons to prospective home buyers, minimum	2
Face value of discount coupons to prospective home buyers, maximum	100
Employee benefit expenses	476,989		338,638	89,078
Government grants	72,325		30,015	35,018
Statutory Reserve	129,610
Cash restricted from withdrawal	3,433		31,436
Cash Collateral for Borrowed Securities	1,148,507		0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	¥ (2,989)	$ (431)
Foreign Currency Per Share Exchange Rate, Translation | (per share)	¥ 6.9370	$ 1.00
Foreign currency translation adjustment, net of nil tax	¥ (76,027)	$ (10,960)	(69,708)	(3,192)	$ 3,192
Foreign currency exchange gain/(loss), net	(3,727)	$ (537)	(11,196)	(15,335)
Deferred Tax Assets, Net of Valuation Allowance, Current, Total	609		558
Deferred Tax Liabilities, Gross, Total	373,810		430,117
Tencent [Member]
Advertising expenses	¥ 351,095		¥ 152,099	¥ 9,142